Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets		¥ 18,002,776	¥ 16,866,251	¥ 16,322,100
Total Liabilities		13,378,965	12,691,036
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		235,746	343,097
Total Liabilities		155,206	216,634
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	648,412	626,060
Total Liabilities	[1]	162,601	219,729
Assets which are pledged as collateral	[2]	235,746	343,097
Commitments	[3]	364,664	142,028
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	33,144	51,025
Total Liabilities	[1]	3,131	10,956
Assets which are pledged as collateral	[2]	0	16,769
Commitments	[3]	0	0
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	5,069
Total Liabilities	[1]	0	8
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	325,307	225,040
Total Liabilities	[1]	363	111
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	326,644	85,069
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	46,018	85,765
Total Liabilities	[1]	33,286	66,914
Assets which are pledged as collateral	[2]	46,018	85,765
Commitments	[3]	0	0
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	121,050	112,360
Total Liabilities	[1]	68,964	76,429
Assets which are pledged as collateral	[2]	98,895	105,499
Commitments	[3]	38,020	56,959
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	122,893	146,801
Total Liabilities	[1]	56,857	65,311
Assets which are pledged as collateral	[2]	90,833	135,064
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.